Consolidated Statements of Operations and Comprehensive (Loss) Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted (in Shares)	109,064,183	49,264,375	16,150,065
Basic and diluted (in Dollars per share)	$ (0.20)	$ (0.19)	$ (1.13)